Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

Note 14 – Income Taxes

A.	Corporate tax rate

The standard tax rate in Israel was 23% during the years ended December 31, 2020 and 2021.

Current and deferred taxes for the reported periods are calculated according to this tax rate mentioned above.

B.	Deferred tax assets and liabilities:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company deferred tax assets are as follows:

	Year Ended December 31,
	2021	2020
In Respect of:
Net Operating Loss Carry forward	$675,604	$402,572
Research and development expenses	181,964	191,225
Provision for warranty	4,774	2,429
Provision for vacation and convalescence	20,575	16,708
Provision for Severance	31,254	23,528
Less - valuation allowance	(914,171)	(636,462)
Net deferred tax assets	$-	$-

The net changes in the total valuation allowance for each of the years ended December 31, 2021 and 2020, are comprised as follows:

	Year ended December 31,
	2021	2020
Balance at beginning of year	$636,462	$581,216
Additions during the year	277,709	55,246
Balance at the end of year	$914,171	$636,462

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences or carry-forwards are deductible. Based on the level of historical taxable losses, management has reduced the deferred tax assets with a valuation allowance to the full amount to be realized.

C.	As of December 31, 2021 and December 31, 2020, the operating loss carry-forwards amounted to $2.9 million and $2 million, respectively. Operating losses in Israel may be carried forward indefinitely to offset against future taxable operational income.